Offerings - Offering: 1	Nov. 12, 2025
Offering:
Fee Previously Paid	false
Rule 457(u)	true
Security Type	Exchange-Traded Vehicle Securities
Security Class Title	Canary MOG ETF
Offering Note	The amended registration statement covers an indeterminate amount of securities to be offered or sold and the filing fee will be calculated and paid in accordance with Rule 456(d) and Rule 457(u).